SUPPLEMENT DATED SEPTEMBER 11, 2026
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED JUNE 30, 2026
FOR
DELAWARE LIFE ACCELERATOR PRIME® VARIABLE ANNUITY

AND

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED JUNE 30, 2026
FOR
DELAWARE LIFE MASTERS PRIME® VARIABLE ANNUITY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

Effective September 4, 2026, Appendix A to the Prospectus was updated as follows:

The Current Expenses number for Putnam VT Global Asset Allocation Fund Class IB is 0.86%1.

1 The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver.  Please refer to the Fund’s prospectus for more information.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE